Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statement of comprehensive income
Profit for the year from continuing operations	$ 1,953	$ 2,881	$ 1,748
Exchange movements on foreign operations and net investment hedges:
Exchange movements arising during the year	152	(39)	129
Cumulative exchange gain of sold Korea life business recycled through profit or loss			(78)
Related tax	(15)	7	(6)
Exchange movements on foreign operations and net investment hedges	137	(32)	45
Valuation movements on available-for-sale debt securities:
Net unrealised gains (losses) on holdings	4,208	(2,144)	761
Deduct net gains included in the income statement on disposal and impairment	(185)	(15)	34
Total	4,023	(2,159)	795
Related change in amortisation of deferred acquisition costs	(631)	328	(98)
Related tax	(713)	385	(71)
Valuation movements on available-for-sale debt securities	2,679	(1,446)	626
Total items that may be reclassified subsequently to profit or loss	2,816	(1,478)	671
Shareholders' share of actuarial gains and losses on defined benefit pension schemes:
Net actuarial (losses) gains on defined benefit pension schemes	(108)	26	44
Related tax	19	(5)	(8)
Total items that will not be reclassified to profit or loss	(89)	21	36
Other comprehensive income (loss) from continuing operations	2,727	(1,457)	707
Total comprehensive income from continuing operations	4,680	1,424	2,455
(Loss) profit from discontinued operations	(1,161)	1,142	1,333
Cumulative exchange loss recycled through profit or loss	2,668
Other items, net of related tax	203	(605)	1,023
Total comprehensive income from discontinued operations	1,710	537	2,356
Total comprehensive income for the year	6,390	1,961	4,811
Attributable to:
Equity holders of the Company from continuing operations	4,669	1,419	2,454
Equity holders of the Company from discontinued operations	1,710	537	2,356
Non-controlling interests from continuing operations	11	5	1
Total comprehensive income for the year	$ 6,390	$ 1,961	$ 4,811